Consolidated shareholders’ equity - Summary of Movements Share Capital (Details) - shares						12 Months Ended
		Jul. 24, 2024	Jul. 27, 2023	Dec. 14, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning balance (in shares)						1,263,122,721
Ending balance (in shares)							1,263,122,721
Share capital | Sanofi
Disclosure of classes of share capital [line items]
Beginning balance (in shares)						1,264,799,969	1,260,835,732	1,263,560,695
Capital increase by exercise of stock subscription options (in shares)	[1]					398,569	504,956	490,373
Capital increase by issuance of restricted shares (in shares)	[2]					1,479,787	1,330,558	1,499,987
Capital increase reserved for employees (in shares)		2,244,396	2,128,723		2,027,057
Reduction in share capital by cancellation of treasury shares (in shares)				6,742,380		(5,800,000)
Ending balance (in shares)						1,263,122,721	1,264,799,969	1,260,835,732

[1]	(a)Shares issued on exercise of Sanofi stock subscription options.
[2]	(b)Shares vesting under restricted share plans and issued in the period